Income from Assets Held for Investment, net:	9 Months Ended
Apr. 30, 2013
Income From Assets Held For Investment Net [Abstract]
Incomefromassetsheldforinvestmentnet [Text Block]

Note 11 – Income from Assets Held for Investment, net:

In March 2013, the Company sold a property which was held for investment for gross proceeds after real estate commissions of $256,835. This property had a net book value of $169,566, resulting in an accounting gain of $87,682 which is included in income from assets held for investment, net on the consolidated statement of operations. The property was secured by a mortgage which was partially discharged upon the sale, as described in the last paragraph of this note below. After the partial discharge of the mortgage ($216,810), as well as legal fees, interest, penalties and other costs ($13,000 in aggregate) the sale resulted in net cash proceeds to the Company of $27,025.

In September 2012, the Company sold its head office real estate in Toronto for gross proceeds after real estate commissions of $1,579,189. This property had a net book value of $585,064, resulting in an accounting gain of $994,125 which is included in income from assets held for investment, net on the consolidated statement of operations. The net proceeds after commissions and other expenses were used to discharge or partially discharge the first and second mortgages on the property. The first mortgage on the property, with remaining principal of $480,951, was discharged completely upon sale. The remaining net proceeds of $1,028,780 after expenses and the discharge of the first mortgages was used to partially discharge the second mortgage and the Company did not receive any of the net proceeds from this property sale.

In August 2011, the Company sold two properties which were held for investment for gross proceeds after real estate commissions of $1,669,115. These two properties had a net book value of $1,029,435, resulting in an accounting gain of $639,680 which is included in income from assets held for investment, net on the consolidated statement of operations. The two properties had mortgages of $659,288 which were discharged upon sale, resulting in net cash proceeds to the Company of $1,009,827.

In March and April, 2012, the Company sold nine commercial condominium units which were held for investment for gross proceeds after real estate commissions of $2,865,682. These properties had a net book value of $1,783,932, resulting in an accounting gain of $1,081,750 which is included in income from assets held for investment, net on the consolidated statement of operations. The net proceeds after commissions and other expenses were used to discharge or partially discharge the first and second mortgages on the properties. There were two first mortgages on the properties, with combined remaining principals of $571,680, which were discharged completely upon sale. The remaining net proceeds of $2,190,952 after expenses and the discharge of the first mortgages was used to partially discharge the second mortgage and the Company did not receive any of the net proceeds from these property sales.

The remaining income of $128,760 in this category in the nine months ended April 30, 2013, pertains to rental income from properties held for investment, net of carrying and operating expenses, compared to $207,420 in the prior year period.

The properties held for investment have an interest only first mortgage which closed on November 30, 2012 with a principal amount $853,119, an interest rate of 9.75% compounded semi-annually and a maturity date of November 30, 2013. Upon the sale of the property in March 2013, the mortgage was partially discharged and the remaining balance at April 30, 2013 is $625,793.